UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sun Valley Gold LLC

Address:  620 Sun Valley Road
          P.O. Box 2759
          Sun Valley, Idaho 83353

13F File Number: 28-10808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter F. Palmedo
Title:    President of Sun Valley Gold LLC, the Managing Member
Phone:    208-726-2327

Signature, Place and Date of Signing:


   /s/ Peter F. Palmedo          Sun Valley, Idaho                02/13/2007
   --------------------          -------------------              ----------
       [Signature]                 [City, State]                    [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.       Form 13-F File Number         Name
---       ---------------------         -----

1.        28-11778                      Geologic Resource Partners LLC

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 46

Form 13F Information Table Value Total: $212,399
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                     FORM 13F INFORMATION TABLE
          COLUMN 1                COLUMN 2       COLUMN 3    COLUMN 4         COLUMN 5         COLUMN 6    COL 7       COLUMN 8
                                                               VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHR    VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS      CUSIP     (x $1000)   PRN AMT   PRN CALL   DISCRETION   MNGRS         SOLE
       --------------          --------------      -----     ---------   -------   --- ----   ----------   -----         ----
AGNICO EAGLE MINES LTD         COM               008474108     1,718        41,670 SH            SOLE       NONE         41,670
ANGLOGOLD ASHANTI LTD          SPONSORED ADR     035128206     7,605       161,500 SH            SOLE       NONE        161,500
APEX SILVER MINES LTD          ORD               G04074103    13,741       864,788 SH            SOLE       NONE        864,788
AURIZON MINES LTD              COM               05155P106     8,273     2,635,500 SH            SOLE       NONE      2,635,500
BARRICK GOLD CORP              COM               067901108    10,499       342,000 SH            SOLE       NONE        342,000
BEMA GOLD CORP                 COM               08135F107     9,545     1,818,155 SH            SOLE       NONE      1,818,155
COMPANIA DE MINAS BUENAVENTU   SPONSORED ADR     204448104       696        24,800 SH            SOLE       NONE         24,800
CUMBERLAND RES LTD             COM               23077r100     5,058       915,700 SH            SOLE       NONE        915,700
FREEPORT-MCMORAN COPPER & GO   CL B              35671d857     6,140       110,171 SH            SOLE       NONE        110,171
GOLD FIELDS LTD NEW            SPONSORED ADR     38059t106    13,039       690,638 SH            SOLE       NONE        690,638
GOLD RESV INC                  CL A              38068N108     2,729       580,658 SH            SOLE       NONE        580,658
GOLDCORP INC NEW               COM               380956409     4,704       165,400 SH            SOLE       NONE        165,400
GOLDEN STAR RES LTD CDA        COM               38119T104     1,463       495,900 SH            SOLE       NONE        495,900
HARMONY GOLD MNG LTD           SPONSORED ADR     413216300     2,024       128,491 SH            SOLE       NONE        128,491
HECLA MNG CO                   COM               422704106    14,678     1,916,168 SH            SOLE       NONE      1,916,168
IMA EXPLORATION INC            COM               449664101       850     1,652,000 SH            SOLE       NONE      1,652,000
IAMGOLD CORP                   COM               450913108     9,618     1,086,586 SH            SOLE       NONE      1,086,586
KIMBER RES INC                 COM               49435N101     4,375     2,032,200 SH            SOLE       NONE      2,032,200
KINROSS GOLD CORP              COM NO PAR        496902404     4,950       416,681 SH            SOLE       NONE        416,681
MERIDIAN GOLD INC              COM               589975101     5,307       190,984 SH            SOLE       NONE        190,984
METALLICA RES INC              COM               59125J104     5,601     1,419,600 SH            SOLE       NONE      1,419,600
MINEFINDERS LTD                COM               602900102     9,249     1,037,900 SH            SOLE       NONE      1,037,900
MIRAMAR MINING CORP            COM               60466E100     5,297     1,163,110 SH            SOLE       NONE      1,163,110
NEWMONT MINING CORP            COM               651639106     3,318        73,480 SH            SOLE       NONE         73,480
NORTHGATE MINERALS CORP        COM               666416102     1,599       457,062 SH            SOLE       NONE        457,062
PAN AMERICAN CORP              COM               697900108     1,868        74,204 SH            SOLE       NONE         74,204
RANDGOLD RES LTD               ADR               752344309       282        12,034 SH            SOLE       NONE         12,034
SILVER WHEATON CORP            COM               828336107     2,783       265,490 SH            SOLE       NONE        265,490
STILLWATER MNG CO              COM               86074q102    12,100       968,762 SH            SOLE       NONE        968,762
STREETRACKS GOLD TR            GOLD SHS          863307104     4,863        77,000 SH            SOLE       NONE         77,000
YAMANA GOLD INC                COM               98462Y100     1,699       129,140 SH            SOLE       NONE        129,140
AGNICO EAGLE MINES LTD         COM               008474108     8,248       200,000     PUT       SOLE       NONE        200,000
ROYAL GOLD INC                 COM               780287108       252         7,000     PUT       SOLE       NONE          7,000
BARRICK GOLD CORP              COM               067901108     7,881     1,426,800     CALL      SOLE       NONE      1,426,800
ANGLOGOLD ASHANTI LTD          SPONSORED ADR     035128206       955       304,100     CALL      SOLE       NONE        304,100
FREEPORT-MCMORAN COPPER & GO   CL B              35671D857       158        10,000     CALL      SOLE       NONE         10,000
GOLD FIELDS LTD NEW            SPONSORED ADR     38059T106     4,426       500,000     CALL      SOLE       NONE        500,000
GOLDCORP INC NEW               COM               380956409    13,895       500,000     CALL      SOLE       NONE        500,000
HECLA MNG CO                   COM               422704106       911       200,000     CALL      SOLE       NONE        200,000

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